Income Taxes (Details 3) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Income Taxes [Abstract]
VAT tax payable	$ 552,144	$ 520,436	$ 475,066
Corporate income tax payable	2,079,776	1,290,832	1,100,380
Others	67,036	74,948	61,751
Total	2,258,737	1,886,216	$ 1,637,197
Less: current portion	2,258,737	1,886,216
Income tax payable - noncurrent portion	$ 440,219